Convertible Debt (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares
Convertible Debt
Proceeds from issuance of the Notes	$ 879,293
2022 Notes
Convertible Debt
Aggregate principal amount	$ 900,000
Coupon interest (as a percent)	1.25%
Initial conversion price (in dollars per ADS) | $ / shares	$ 133.27
Proceeds from issuance of the Notes	$ 879,300
Issuance costs	$ 20,700
Class A ordinary shares | 2022 Notes
Convertible Debt
Conversion ratio	1